Note 8 - Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note 8 - Stockholders' Equity (Tables) [Line Items]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Fair value at December 31, 2013	$3,747,858
Gain on change in fair value of derivative liabilities	(578,179)
Fair value at September 30, 2014	$3,169,679

Balance at January 1, 2012	$-
Fair value of July 2012 warrants at transaction date	1,957,720
Loss on change in fair value	170,582
Balance at December 31, 2012	2,128,302
Fair value of January 2013 warrants at transaction date	3,305,245
Gain on change in fair value of derivative liabilities	(1,685,689)
Balance at December 31, 2013	$3,747,858

Impact of Conversions to Common Stock [Table Text Block]
	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2013	7,430,225	$1.47
Granted	417,000	1.05
Exercised	(162,500)	0.88
Forfeited	(130,000)	1.88
Outstanding at September 30, 2014	7,554,725	1.46

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value(1)
Balance at January 1, 2012	3,679,977		$0.88	-	$9.64	$2.05	$-
Exercisable at January 1, 2012		1,501,659	0.88	-	9.64	2.15	-
Granted (2)	3,097,400		1.00		2.13	1.08
Exercised	(14,000)		1.80	-	9.64	1.80
Cancelled or forfeited	(331,250)		1.80	-	9.64	2.14
Outstanding at December 31, 2012	6,432,127		0.88	-	9.64	1.58	1,846,040
Exercisable at December 31, 2012		2,386,909	0.88	-	9.64	2.13	205,000
Granted (2)	1,219,500		1.09	-	1.75	1.43
Cancelled or forfeited	(221,402)		1.00	-	9.64	4.33
Outstanding at December 31, 2013	7,430,225		0.88	-	9.64	1.47	1,493,368
Exercisable at December 31, 2013		4,416,292	0.88	-	9.64	1.68	566,589

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price
$0.88	-	$1.26	3,375,650	7.31	$1.01	1,189,384	6.36	$0.97
1.40	-	2.13	3,948,450	8.29	1.74	3,120,783	7.40	1.79
3.20	-	9.64	106,125	4.17	6.16	106,125	4.17	6.16
			7,430,225	7.79	1.47	4,416,292	7.04	1.68

Schedule of Nonvested Share Activity [Table Text Block]
Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2012	2,178,318	0.87
Granted	3,097,400	0.48
Forfeited	(258,516)	0.85
Vested	(971,984)	1.04
Nonvested December 31, 2012	4,045,218	0.56
Granted	1,219,500	0.63
Forfeited	(94,833)	0.76
Vested	(2,155,952)	0.58
Nonvested December 31, 2013	3,013,933	0.52

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Dividend yield	0%
Expected volatility	49.7% to 51.8%
Risk free interest rates	1.90% to 2.71%
Expected lives (in years)	5.5 to 6.0

	Years Ended December 31,
	2013			2012
Dividend yield		0%			0%
Expected Volatility	43.4%	to	46.0%	45.2%	to	45.3%
Risk free Interest rates	0.92%	to	2.10%	0.83%	to	1.13%
Expected lives (years)	5.0	-	6.0		6.0

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2013	12,136,865	$1.33
Issued (see Note 5)	1,190,250	1.75
Outstanding at September 30, 2014	13,327,115	1.37

	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2012	1,922,944	$0.43
Issued	7,652,071	1.05
Shares withheld on net settled exercises	(186,347)	0.70
Exercised	(624,832)	0.67
Outstanding at December 31, 2012	8,763,836	0.95
Expired	(41,666)	1.00
Issued	4,643,842	1.75
Shares withheld on net settled exercises	(101,318)	0.85
Exercised	(1,127,829)	0.08
Outstanding at December 31, 2013	12,136,865	1.33

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Three Months Ended September 30,		Nine Months Ended September 30,
2014	2013	2014	2013
$192,001	$345,632	$555,909	$988,223

Common Stock Warrants Issued in Private Placement [Member]
Note 8 - Stockholders' Equity (Tables) [Line Items]
Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
Dividend yield	0%
Expected volatility	38.5% - 100.0%
Risk free interest rates	0.76% - 1.18%
Expected remaining term (in years)	2.76 to 3.32

Private Placements [Member]
Note 8 - Stockholders' Equity (Tables) [Line Items]
Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
					Transaction Date
	December 31,				January 2013			July 2012
	2013			2012	Financing			Financing
Dividend yield		0%		0%		0%		0%
Expected volatility	40.38%	-	100.00%	47.08%	47.08%	-	100.00%	47.64%
Risk free interest rates	1.01%	-	1.27%	0.65%		0.91%		0.75%
Expected remaining term (in years)	3.51	to	4.07	4.51		5.00		5.00

Director [Member]
Note 8 - Stockholders' Equity (Tables) [Line Items]
Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
	Year Ended December 31,
	2013	2012
Dividend yield	0%		0%
Expected Volatility	46.49%	40.96%	to	46.88%
Risk free Interest rates	1.38%	0.19%	to	0.77%
Expected lives (years)	5.0	1.6	to	5.0